Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $38,809, $27,444 and $23,738 for the years ended December 31, 2015, 2014 and 2013, respectively)	$ 223,676	$ 227,356	$ 198,159
Time charter and voyage expenses	(7,199)	(15,390)	(14,943)
Direct vessel expenses	(4,043)	(761)	0
Management fees (entirely through related parties transactions)	(56,504)	(50,359)	(36,173)
General and administrative expenses	(7,931)	(7,839)	(6,305)
Depreciation and amortization	(75,933)	(95,822)	(77,505)
Interest expense and finance cost, net	(31,720)	(28,761)	(16,910)
Interest income	222	243	50
Other income	5,232	47,935	13,730
Other expense	(3,995)	(1,749)	(1,097)
Net income	$ 41,805	$ 74,853	$ 59,006
Earnings per unit (see Note 19):
Common unit (basic and diluted)	$ 0.48	$ 0.93	$ 0.84